Business Acquisition and Goodwill( Details1) (USD $) In Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes in carrying amount of goodwill
Goodwill, gross	$ 671,665	$ 655,380	$ 398,898
Accumulated Impairment Losses	(180,158)	(180,158)	(180,158)
Goodwill, net	491,507	475,222	218,740
Goodwill, Acquired During Period	701	254,322
Foreign currency translation and other changes	15,584	2,160
Well Site Services Rental Tools [Member]
Changes in carrying amount of goodwill
Goodwill, gross	170,491	170,034	169,311
Accumulated Impairment Losses	(94,528)	(94,528)	(94,528)
Goodwill, net	75,963	75,506	74,783
Foreign currency translation and other changes	457	723
Well Site Services Drilling and Other [Member]
Changes in carrying amount of goodwill
Goodwill, gross	22,767	22,767	22,767
Accumulated Impairment Losses	(22,767)	(22,767)	(22,767)
Total well site services [Member]
Changes in carrying amount of goodwill
Goodwill, gross	193,258	192,801	192,078
Accumulated Impairment Losses	(117,295)	(117,295)	(117,295)
Goodwill, net	75,963	75,506	74,783
Foreign currency translation and other changes	457	723
Accommodations [Member]
Changes in carrying amount of goodwill
Goodwill, gross	314,538	299,062	58,358
Goodwill, net	314,538	299,062	58,358
Goodwill, Acquired During Period	503	239,080
Foreign currency translation and other changes	14,973	1,624
Offshore products [Member]
Changes in carrying amount of goodwill
Goodwill, gross	101,006	100,654	85,599
Goodwill, net	101,006	100,654	85,599
Goodwill, Acquired During Period	198	15,242
Foreign currency translation and other changes	154	(187)
Tubular services [Member]
Changes in carrying amount of goodwill
Goodwill, gross	62,863	62,863	62,863
Accumulated Impairment Losses	$ (62,863)	$ (62,863)	$ (62,863)